Project or Worker Photo [Fund Name] [Date ], 2023

Long History and Track Record Overview Active Impact Investing Investment Strategy Features of the HIT » $6.3 billion investment grade fixed - income portfolio » Internally managed, open - end institutional mutual fund under Investment Company Act of 1940 » Socially responsible investment vehicle » 364 institutional investors, primarily pension funds including Taft - Hartley and public plans » Directly sourcing increases relative value and provides additional benefits » 100 percent union labor requirement for all directly - sourced construction related investments » Successful ESG record creating family - supporting union jobs, affordable housing and economic impacts that benefit underserved communities » Signatory of UNPRI » Opened doors in 1984 (successor to the Mortgage Investment Trust, started in 1965) » Diverse leadership team with average 28 years experience, 19 years at HIT » Record of consistent and competitive returns » 26 out of 30 calendar years outperforming its benchmark the Bloomberg US Aggregate Bond Index on a gross basis, 17 years on a net basis » Focus on high credit quality multifamily mortgage securities » Portfolio designed to generate competitive risk adjusted returns versus its benchmark, the Bloomberg US Aggregate Bond Index » Higher income with superior credit quality and similar interest rate risk » Provides diversification versus other core strategies and liquidity 1 HIT's net performance for the 1 - , 3 - , 5 - , and 10 - year periods ended March 31 , 2023 was – 5 . 46% , - 3 . 32% , 0 . 44% , and 1 . 08% , respectively . The performance data quoted represents past performance and is no guarantee of future results . Investment results and principal value will fluctuate so that units in the HIT, when redeemed, may be worth more or less than the original cost . The HIT’s current performance data may be lower or higher than the performance data quoted . Performance data current to the most recent month - end is available from the HIT’s website at www . aflcio - hit . com . Gross performance figures do not reflect the deduction of HIT expenses . Net performance figures reflect the deduction of HIT expenses and are the performance returns that HIT’s investors obtain . Information about HIT expenses can be found on page 1 of the HIT’s current prospectus . As of March 31 , 2023 , unless otherwise denoted .

History of the HIT

AFL-CIO HIT

- ✓ Created by the AFL-CIO Executive Council led by President George Meany:
  - ➢ Established to encourage and assist development of lower income housing while creating employment for the construction trades
  - ➢ "A massive attack would be made to meet America's tremendous unmet housing needs", George Meany*
- ✓ **100 percent union labor requirement** for all directly-sourced construction related investments

Project Picture	Project Picture	Project Picture
[Project Name] [Project City, State]	[Project Name] [Project City, State]	[Project Name] [Project City, State]

**Letter from George Meany, President, AFL-CIO, dated March 23, 1964 regarding the establishment of a Mortgage Investment Trust and Auxiliary Housing Corporation at p.2 (the "Meany Letter"). The Meany Letter is available on the HIT's website at https://www.aflcio-hit.com/wp-content/uploads/2019/10/meany_letter.pdf.*

AFL-CIO HOUSING INVESTMENT TRUST 2

3 Covent Apartments Chicago, IL Rise on 7 St. Louis Park, MN Whittier Street Apartments Phase 3, Boston, MA Why HIT Now? * See slide 12 for more detail on current portfolio yield performance ** Includes projects receiving NMTC allocations by HIT subsidiary Building America, CDE . Data current as of March 31 , 2023 . HIT's net performance for the 1 - , 3 - , 5 - , and 10 - year periods ended March 31 , 2023 was - 5 . 46% , - 3 . 32% , 0 . 44% , and 1 . 08% , respectively . The performance data quoted represents past performance and is no guarantee of future results . Investment results and principal value will fluctuate so that units in the HIT, when redeemed, may be worth more or less than the original cost . The HIT’s current performance data may be lower or higher than the performance data quoted . Performance data current to the most recent month - end is available from the HIT’s website at www . aflcio - hit . com . Gross performance figures do not reflect the deduction of HIT expenses . Net performance figures reflect the deduction of HIT expenses and are the performance returns that HIT’s investors obtain . Information about HIT expenses can be found on page 1 of the HIT’s current prospectus . ^ Source : Bloomberg Index Services Limited x Higher yields » Portfolio yield of 5.15% – high levels not seen in over a decade* » Yield advantage of 75 bps relative to the Bloomberg Aggregate and 103 bps relative to the credit equivalent AAA Component of the Bloomberg Aggregate ^ x Putting labor’s capital to work addressing affordable housing crisis and creating union jobs » 40 projects under construction at quarter - end, generating 5,583 units of housing and 16.6 million hours of union construction wo rk » Committed to three projects with total development cost of $283 million year - to - date – 100% of units affordable x Superior credit quality vs. the Bloomberg Aggregate » 88.3% government/agency/AAA relative to the benchmark’s 73.0%^ » Should benefit the HIT in the case of a recession

HIT’s Long History of Impact Investing Successful track record as a fixed income impact investor NATIONWIDE ECONOMIC IMPACT OF INVESTMENTS * (1984 - present) Ventana Residences San Francisco, CA The Couture Milwaukee, WI *Source : Pinnacle Economics, Inc . , and HIT . Job and economic impacts provided are estimates calculated using IMPLAN, an input - output model based on HIT and HIT subsidiary Building America CDE, Inc . project data . Data current as of March 31 , 2023 . Economic impact data is in 20 22 dollars and all other figures are nominal . 125,145 221,816 196.7 M $18.0 B $43.3 B $19.6 B $10.4 B 586 housing and healthcare units, with 67% affordable housing total jobs generated across communities hours of on - site union construction work created in personal income, including wages and benefits with $9.2B for construction workers in total economic benefits in total development cost in HIT Investment, including New Markets Tax Credit (NMTC) allocations Projects 4 Ladder 260 Minneapolis, MN 311 West 42 nd Street Manhattan, NY Ventana Residences San Francisco, CA Southern Hills/Orlando Decatur, IL

Nationwide Major Markets Twin Cities New York City Chicago Boston Bay Area (1984 - 2023) 586 275 78 74 60 41 22 # of Projects $10.4B $5.7B $1.5B $1.9B $1.0B $798.6M $484.7M HIT Investment ° $19.6B $12.1B $2.2B $4.8B $2.1B $2.1B $915.4M Total Development Cost 196.7M 93.3M 20.4M 26.2M 20.2M 16.1M 10.5M Union Construction Hours 221,816 108,312 25,918 29,358 21,785 19,666 11,585 Total Jobs Created 125,145 (67%) 77,286 (79%) 11,214 (53%) 44,226 (92%) 13,486 (69%) 4,782 (90%) 3,578 (36%) Housing Units (% affordable) $43.3B $21.7B $4.9B $6.1B $4.1B $4.2B $2.3B Total Economic Impact ° Includes NMTC allocations by HIT subsidiary Building America CDE, Inc . as follows : $ 21 M in Boston, $ 10 M in Chicago, $ 8 M in NYC . $ 231 M nationwide HIT’s Investment in Major Markets* *Source : Pinnacle Economics, Inc . , and HIT . Job and economic impacts provided are estimates calculated using IMPLAN, an input - output model based on HIT and HIT subsidiary Building America CDE, Inc . project data . Data current as o f March 31 , 2023 . Economic impact data is in 20 22 dollars and all other figures are nominal . 5

Erica Khatchadourian Chief Operating Officer 30+ years of experience in operations, general and personnel management, policy development and accounting for financial transactions, with 30 years at the HIT Chang Suh, CFA Chief Executive Officer and Chief Investment Officer 25+ years of experience in the financial services industry, specializing in the commercial mortgage industry and housing finance Nick Milano General Counsel 25+ years of legal experience in the financial services sector including compliance with regulations under federal and state securities laws, with 14 years at the HIT Lesyllee White Chief Marketing Officer 25+ years of business development experience in the financial services industry, with 23 years at the HIT William K. Pierce, CFA Senior Portfolio Manager 8 years of experience in financial markets, managing and trading investments, with 2 years at the HIT Leadership Ted Chandler Senior Managing Director - Strategic Initiatives 35+ years of experience in housing finance and community development, including 15 years at Fannie Mae and 14 years at the HIT John Hanley Senior Managing Director – Multifamily Origination 35+ years of experience investing union pension funds in commercial real estate developments, including 13 years at National Real Estate Advisors and 16 years at the HIT Harpreet Peleg, CFA Chief Financial Officer 25+ years of experience in accounting, finance, operations, regulatory reporting, and compliance with 18 years at the HIT; Leads HIT’s subsidiary, Building America CDE. Julissa Servello Director of Investor Relations 24 years of experience at the HIT liaising with investors, consultants and stake holders 6

x Diverse workforce (68% minority or women) x Diverse leadership team (56% minority or women) x HIT policy and demonstrated practice is to create and maintain an organizational environment that achieves and values a workforce that reflects the diversity of our society and promotes inclusion x Diversity, equity and inclusion add value, enrich the culture and productivity of our workplace, and contribute to staff dept h o f experience and retention x A diverse workforce brings varied experiences and perspectives that add significant value to the HIT’s decision making and management x Committed to maintaining diversity, equity and inclusion in the workforce including through recruitment, hiring, retention, compensation and promotion decisions Diversity, Equity and Inclusion 7 As of March 31 , 2023

Plan types include pension, health & welfare, annuity, among others. $2,030.11 32% $927.95 15% $1,396.03 22% $1,469.61 24% $426.96 7% 364 Institutional Investors (as of 3/31/2023) $ in Millions Building Trades - Local Building Trades - National Industrial - Other Public Service Investors should consider the HIT’s investment objectives, risks and expenses carefully before investing . Investors may view the HIT’s current prospectus, which contains more complete information, on its website at www . aflcio - hit . com and may obtain a copy from the HIT by calling the Marketing and Investor Relations Department collect at 202 - 331 - 8055 . Investors should read the current prospectus carefully before investing . Assets Under Management - $6.3 Billion 8

x As an internally managed mutual fund, the HIT does not charge a fixed fee; t he HIT passes along only its costs of operations x As set forth in its Prospectus, all returns over actual costs are distributed on a pro rata basis to investors based on units he ld, and all expenses are borne in proportion to the number of units held x Each year, the HIT Board of Trustees reviews and approves its budget for the upcoming year x For the year ended December 31, 2022, the expense ratio was 32 bps x HIT leadership committed to reducing operating costs Costs of Investing in the HIT Expenses may be higher or lower in any given year . The HIT provides additional information about its expense ratio in its Registration Statement and Annual Report to Participants which may be found at www . aflcio - hit . com and at www . sec . gov . 30 32 34 36 38 40 42 44 46 2011 2012 2013 2014 2015 2016 2017 2018 2019 2020 2021 2022 In BPS HIT Expense Ratio 9

[Project Name] [Project City, State] [Project Name] [Project City, State] [Project Name] [Project City, State] The HIT seeks to offer relative value: x Higher Yield x High Credit Quality x Diversification from Corporates x Highly Liquid Investment x Value Added – Impact Investments: » Union Construction Jobs, Affordable and Workforce Housing » Economic and Social Impact Investing in Underserved Communities HIT Difference – Relative Value and Impact Investing through Directly Sourced Multifamily Investments 10

Objectives Strategy Core Competency HIT Objectives and Strategy x Generate competitive risk - adjusted fixed - income total returns versus its benchmark x Create work for union members in the construction trades and related industries x Support housing construction including affordable and workforce x Specialize in directly sourced multifamily mortgage - backed securities (MBS) that create jobs and housing (including affordable) x Multifamily MBS tend to provide an income advantage compared to other securities with comparable credit and interest rate risk x Offer diversification to investors x Construct and manage a portfolio with: » superior credit quality » higher yield » similar interest rate risk relative to its benchmark 11

As of March 31, 2023 Relative Value – Fundamentals vs. Benchmark AAA Index^ Bloomberg Agg^ HIT AAA Index^ Bloomberg Agg^ HIT Similar Interest Rate Risk Higher Credit Quality 6.03 6.18 5.93 Effective Duration 100% 73.0% 88.6% U.S. Government/ Agency/AAA/Cash 0.43 0.29 0.24 Convexity 0% 24.0% 5.7% A & Below/Not Rated Lower Prepayment Risk Higher Yield 63% 73% 75% Prepayment Protection 2.67% 3.08% 3.60% Current Yield 37% 27% 25% No Prepayment Protection 4.12% 4.40% 5.15% Yield to Worst AAA Index represents the AAA Component of the Bloomberg US Aggregate Bond Index The calculation of the HIT yield herein represents a widely accepted portfolio characteristic based on coupon rate and current price and is not current yield or other performance data as defined by the SEC in Rule 482 . ^ Source : Bloomberg Index Services Limited 12

35.3% 5.7% 2.7% 50.4% 0.3% 5.7% Cash & Cash Equivalents AAA Agency (including FNMA & Freddie Mac) US Government (including Treasury, FHA & GNMA ) AA Average Quality (State Housing Bonds) Not Rated (Direct Loans) Credit Quality* As of March 31, 2023 * Based on total investments and including unfunded commitments 89% Government/ Agency/AAA/Cash High Credit Quality 13

* Based on total investments and including unfunded commitments. Includes 13.1% in floating rate Libor/SOFR investments. 14.3% 16.9% 63.9% 0.8% 0.3% 3.7% Short Term Treasury Construction - Related MF Investments AAA Private - Label CMBS SF MBS Permanent MF MBS Sector Allocation* As of March 31, 2023 81% Multifamily Overweight to Multifamily Sector High Credit Quality & Diversification from Corporate Bonds 14

- 5.14% - 3.01% 0.78% 1.46% - 5.46% - 3.32% 0.44% 1.08% - 4.78% - 2.77% 0.91% 1.36% - 4.51% - 3.67% 0.60% 0.99% -6.0% -4.0% -2.0% 0.0% 2.0% 1-year 3-year 5-year 10-year HIT Gross HIT Net Bloomberg Aggregate^ AAA Index^ Total Returns vs. Benchmark and AAA Index As of March 31, 2023 HIT Performance Relative to Benchmark The performance data quoted represents past performance and is no guarantee of future results . Periods over one year are annualized . Investment results and principal value will fluctuate so that units in the HIT, when redeemed, may be worth more or less than the original cost . The HIT’s current performance data may be lower or higher than the performance data quoted . Performance data current to the most recent month - end is available from the HIT’s website at www . aflcio - hit . com . Gross performance figures do not reflect the deduction of HIT expenses . Net performance figures reflect the deduction of HIT expenses and are the performance returns that HIT’s investors obtain . Information about HIT expenses can be found on page 1 of the HIT’s current prospectus . AAA Index represents the AAA Component of the Bloomberg US Aggregate Bond Index ^ Source: Bloomberg Index Services Limited 15

Average Annual Total Returns vs. Benchmark Calendar Year Returns as of Year - End 12.04% 4.17% 4.59% 3.03% 5.08% 7.14% 5.68% 6.73% 6.62% 8.34% 4.71% - 1.95% 6.56% 1.58% 2.35% 3.58% 0.58% 8.15% 6.54% - 0.73% - 13.27% 11.64% 3.78% 4.20% 2.64% 4.65% 6.70% 5.25% 6.28% 6.16% 7.86% 4.27% - 2.37% 6.10% 1.13% 1.94% 3.17% 0.16% 7.78% 6.20% - 1.04% - 13.55% 10.25% 4.10% 4.34% 2.43% 4.33% 6.97% 5.24% 5.93% 6.54% 7.84% 4.22% - 2.02% 5.97% 0.55% 2.65% 3.54% 0.01% 8.72% 7.51% - 1.54% - 13.01% 10.19% 2.83% 4.02% 2.57% 4.34% 7.54% 8.08% 2.91% 5.66% 7.66% 2.38% - 2.06% 5.34% 1.12% 1.36% 2.41% 0.92% 6.67% 6.43% - 1.75% - 12.02% -15% -13% -11% -9% -7% -5% -3% -1% 1% 3% 5% 7% 9% 11% 13% 2002 2003 2004 2005 2006 2007 2008 2009 2010 2011 2012 2013 2014 2015 2016 2017 2018 2019 2020 2021 2022 HIT Gross HIT Net Bloomberg Aggregate ^ AAA Index^ HIT's net performance for the 1 - , 3 - , 5 - , and 10 - year periods ended March 31 , 2023 was - 5 . 46% , - 3 . 32% , 0 . 44% , and 1 . 08% , respectively . The performance data quoted represents past performance and is no guarantee of future results . Investment results and principal value will fluctuate so that units in the HIT, when redeemed, may be worth more or less than the original cost . The HIT’s current performance data may be lower or higher than the performance data quoted . Performance data current to the most recent month - end is available from the HIT’s website at www . aflcio - hit . com . Gross performance figures do not reflect the deduction of HIT expenses . Net performance figures reflect the deduction of HIT expenses and are the performance returns that HIT’s investors obtain . Information about HIT expenses can be found on page 1 of the HIT’s current prospectus . As of March 31 , 2023 , unless otherwise denoted . AAA Index represents the AAA Component of the Bloomberg US Aggregate Bond Index ^ Source : Bloomberg Index Services Limited 16

HIT vs. Bloomberg Aggregate Performance Rolling Annual Returns on a Monthly Basis -16% -12% -8% -4% 0% 4% 8% 12% HIT Gross Bloomberg Aggregate^ Competitive Performance Relative to the Benchmark Rolling annual returns show a high correlation with the Bloomberg Aggregate, but tend to exceed the benchmark during periods of economic weakness HIT's net performance for the 1 - , 3 - , 5 - , and 10 - year periods ended March 31 , 2023 was - 5 . 46% , - 3 . 32% , 0 . 44% , and 1 . 08% , respectively . The performance data quoted represents past performance and is no guarantee of future results . Investment results and principal value will fluctuate so that units in the HIT, when redeemed, may be worth more or less than the original cost . The HIT’s current performance data may be lower or higher than the performance data quoted . Performance data current to the most recent month - end is available from the HIT’s website at www . aflcio - hit . com . Gross performance figures do not reflect the deduction of HIT expenses . Net performance figures reflect the deduction of HIT expenses and are the performance returns that HIT’s investors obtain . Information about HIT expenses can be found on page 1 of the HIT’s current prospectus . As of March 31 , 2023 , unless otherwise denoted . ^ Source : Bloomberg Index Services Limited 17

Multifamily Focus: Govt/Agency Credit with Attractive Spreads x Government - guaranteed, multifamily construction - related loan spreads provide an attractive opportunity for risk - adjusted returns relative to other investment grade sectors as GNMA construction loans offer one of the widest yield spreads to Treasuries in agency credit investments x Prepayment protection through yield maintenance/penalty points x Construction - related GNMA MBS convert to permanent MBS, with the potential for significant price appreciation Investment Comparison As of March 31, 2023 Source: HIT and Securities Dealers Spread/ Dur Spread to 10 - Yr (bps) Yield (%) Effective Convexity Effective Duration (Years) Investment Type 0.0 0 3.48 0.39 8.21 10 Year UST 21.3 175 5.23 0.43 8.20 GNMA Construction/Permanent 14.0 105 4.53 0.35 7.51 GNMA Permanent 20.2 129 4.77 --- 6.40 Agency CMBS (Citi April New Issue) 11.2 82 4.30 0.34 7.32 FNMA Multifamily 10/9.5 DUS 31.5 157 5.05 - 3.05 5.00 UMBS 5.0% 30yr MBS 28.2 152 5.00 - 2.73 5.40 GNMA 5.0% 30yr MBS 5.0 34 3.82 0.53 6.91 AAA 10yr Corporate (e.g., JNJ 1.3 9/1/30) 0.0 0.5 1.0 1.5 2.0 2.5 3.0 3.5 4.0 4.5 0 50 100 150 200 250 Mar-20 Sep-20 Mar-21 Sep-21 Mar-22 Sep-22 Mar-23 Spreads to 10 - Year Treasury in Basis Points Historical Multifamily Spreads March 2020 - March 2023 GNMA Permanent GNMA Construction/Permanent FNMA Multifamily 10/9.5 DUS 10-year Treas (right axis) 18

EXECUTIVE COMMITTEE OF BOARD OF TRUSTEES Reviews and approves or disapproves PORTFOLIO MANAGER Rate lock after issuance of agency (e.g., FHA/Fannie Mae/HFA) commitment $75M or over under $75M Construction - Related Multifamily Investment Process INVESTMENT COMMITTEE Reviews information on all construction - related multifamily and healthcare investments for the portfolio Reviews pricing provided Approves or disapproves transactions for investment, recommends transactions to Executive Committee, if required INVESTMENT MANAGEMENT TEAM IDENTIFY PROJECTS Mortgage Bankers Developers Housing Finance Agencies Community Organizations Labor Community City Representatives INVESTMENT MANAGEMENT TEAM ANALYZE AND STRUCTURE PROJECTS Development Team Financial Analysis Market Analysis Property Characteristics Project Status Labor Concurrence Third - Party Reports Site Visits ESG Considerations UNDERWRITING Financial Analysis Market Review Mortgage Credit Sponsor/Management 19

CPI Breakdowns: YOY% Change Source: Bureau of Labor Statistics x Inflation trending down but remains elevated, shelter prices still elevated 20 CPI Breakdowns: YOY% Change 2023 - Mar 2023 - Feb 2023 - Jan 2022 - Dec 2022 - Nov 2022 - Oct 2022 - Sep 2022 - Aug 2022 - Jul 2022 - Jun 2022 - May 2022 - Apr 2022 - Mar 5.0 6.0 6.4 6.5 7.1 7.7 8.2 8.3 8.5 9.1 8.6 8.3 8.5 All Items 5.6 5.5 5.6 5.7 6.0 6.3 6.6 6.3 5.9 5.9 6.0 6.2 6.5 All Items less Food and Energy 8.5 9.5 10.1 10.4 10.6 10.9 11.2 11.4 10.9 10.4 10.1 9.4 8.8 Food 8.4 10.2 11.3 11.8 12.0 12.4 13.0 13.5 13.1 12.2 11.9 10.8 10.0 Food at Home 8.8 8.4 8.2 8.3 8.5 8.6 8.5 8.0 7.6 7.7 7.4 7.2 6.9 Food away from home - 6.4 5.2 8.7 7.3 13.1 17.6 19.8 23.8 32.9 41.6 34.6 30.3 32.0 Energy - 17.0 - 1.4 2.8 0.4 12.2 19.3 19.7 27.1 44.9 60.6 50.3 44.7 48.3 Energy commodities - 17.4 - 2.0 1.5 - 1.5 10.1 17.5 18.2 25.6 44.0 59.9 48.7 43.6 48.0 Gasoline - 1.8 - 3.2 - 2.3 - 0.9 2.4 5.5 8.4 9.1 8.8 9.5 14.1 17.2 21.8 Transportation less fuel 6.1 5.8 5.8 5.9 7.2 8.4 9.4 10.1 10.4 11.4 12.6 13.2 12.5 New cars - 11.2 - 13.6 - 11.6 - 8.8 - 3.3 2.0 7.2 7.8 6.6 7.1 16.1 22.7 35.3 Used cars 17.7 26.5 25.6 28.5 36.0 42.9 42.9 33.4 27.7 34.1 37.8 33.3 23.6 Airfare 8.2 8.1 7.9 7.5 7.1 6.9 6.6 6.2 5.7 5.6 5.5 5.1 5.0 Shelter 8.8 8.8 8.6 8.3 7.9 7.5 7.2 6.7 6.3 5.8 5.2 4.8 4.4 Rent of primary residence 8.0 8.0 7.8 7.5 7.1 6.9 6.7 6.3 5.8 5.5 5.1 4.8 4.5 Owners' equivalent rent 3.3 3.3 3.1 2.9 3.6 4.1 5.5 5.1 5.1 5.2 5.0 5.4 6.8 Apparel 1.0 2.1 3.0 4.1 4.4 5.4 6.5 5.6 5.1 4.8 4.0 3.5 2.9 Medical Care Service 0.5 1.2 1.7 1.7 1.5 1.8 1.8 1.1 0.8 1.0 1.1 1.2 0.7 Physicians' services 2.7 3.6 3.6 4.4 2.9 3.4 3.8 4.0 3.9 3.9 3.9 3.6 3.3 Hospital services 3.6 3.2 3.4 3.2 3.1 3.1 3.7 4.1 3.7 3.2 2.4 2.1 2.7 Medical Care Commodities 3.2 2.9 3.3 4.1 3.6 4.3 4.0 3.8 4.1 4.5 3.8 4.0 4.7 Recreation Commodities 1.1 1.1 1.5 3.5 2.7 3.0 3.0 3.8 5.2 5.3 5.7 7.5 7.9 Sporting goods - 10.2 - 10.5 - 10.3 - 10.1 - 9.7 - 9.1 - 8.3 - 7.3 - 7.0 - 5.7 - 6.0 - 4.0 1.3 Ed. & Info Tech Commodities 0.7 2.6 2.2 5.4 5.3 4.7 4.6 4.6 3.1 3.7 3.7 2.2 3.8 Education books and supplies - 11.5 - 12.0 - 11.7 - 11.8 - 11.5 - 10.8 - 10.0 - 8.8 - 8.1 - 6.7 - 7.1 - 4.7 1.3 Information tech commodities - 5.8 - 5.6 - 6.2 - 5.8 - 4.4 - 3.1 - 3.6 - 4.3 - 3.5 - 0.6 - 1.8 0.2 7.6 Computers - 1.0 - 1.5 - 2.9 - 3.1 - 1.7 - 0.9 4.5 - 0.3 - 1.4 0.1 - 3.9 - 4.2 - 4.7 Computers software - 23.9 - 25.1 - 23.9 - 22.2 - 23.4 - 22.9 - 21.0 - 20.4 - 20.0 - 20.0 - 19.9 - 16.1 - 13.5 Smartphones

The U.S. is Facing a Housing Affordability Crisis Source: U.S. Census, Freddie Mac ; Apartment List; Joint Center for Housing Studies of Harvard University x Rental housing is home to more than a third of U.S. households, high demand contributing to elevated rental prices » Growth has been driven by household formation by millennials, a long - term trend that began in 2016 » Strong demand also supported by the decrease in entry level homes since the 1980s, with the number falling from about a 60% o f t he market to only 7% today » The median renter has only $380 left over after paying rent each month x With home prices near record highs for new and existing home sales, multifamily housing will continue to be in high demand x Affordable and workforce housing continues to be a top priority of the Biden administration which has directed the FHFA to increase GSE mission - related financing to 50% of purchase caps with 25% of the loan volume directed toward properties/units with less than 60% AMI to address the housing shortage in the U.S. Strong Household Growth (thousands of households) Apartment Rents Remain Near Record Highs 21 0 500 1,000 1,500 2,000 2,500 2012 2013 2014 2015 2016 2017 2018 2019 2020 2021 2022 1,000 1,050 1,100 1,150 1,200 1,250 1,300 1,350 1,400 Mar-17 Jul-17 Nov-17 Mar-18 Jul-18 Nov-18 Mar-19 Jul-19 Nov-19 Mar-20 Jul-20 Nov-20 Mar-21 Jul-21 Nov-21 Mar-22 Jul-22 Nov-22 Mar-23

Interest Rate Environment Yield Curve S&P vs 10yr U.S. Treasury 22 3/31/2023 12/31/2022 9/30/2022 6/30/2022 Economic Indicators N/A 2.6% 3.2% - 0.6% GDP (seasonally adj. annual rate) 3.5% 3.5% 3.5% 3.6% Unemployment Rate 5.0%* 5.3% 6.3% 7.0% Inflation (Personal Consumption Expenditures (PCE)) yearly basis 4.75% 4.25% 3.0% 1.5% Lower Balance Federal Funds Rate Source : Bureau of Economic Analysis, Bureau of Labor Statistics, Federal Reserve Board *February 2023 3,500 3,700 3,900 4,100 4,300 4,500 4,700 4,900 0.5% 1.0% 1.5% 2.0% 2.5% 3.0% 3.5% 4.0% 4.5% Dec-20 Mar-21 Jun-21 Sep-21 Dec-21 Mar-22 Jun-22 Sep-22 Dec-22 Mar-23 GT10 Govt (Left axis) S&P 500 (Right axis) 2.335 2.460 2.429 2.338 2.448 4.426 4.004 3.965 3.875 3.963 4.025 3.573 3.531 3.468 3.650 1.0 1.5 2.0 2.5 3.0 3.5 4.0 4.5 5.0 2 5 7 10 30 3/31/2022 12/31/2022 3/31/2023

Economic Environment and Outlook x Still elevated inflation, rising global interest rates, turmoil in the banking sector and decelerating growth jolting financial markets and the economy » Inflation has been slow to retreat from 40 - year - high in 2022 » The Fed embarked on a historic tightening cycle to combat inflation and is near the end of its tightening campaign » Turmoil in the banking sector added to volatility in global financial markets and have tightened financial conditions » Federal Reserve introduced a new bank funding program to alleviate strains on banks » Labor market remains strong, but unemployment rate is likely to rise with many companies announcing layoffs because of a slowing economy » Uncertainty regarding the length of time it will take for inflation to come back down, combined with the dangers of problems spreading across the banking sector have led to increased volatility in asset prices . x Federal Reserve near the end of its tightening cycle » Tightening financial conditions from higher rates and turmoil in the banking sector will lead to a slowing economy » Market participants are pricing in an increased likelihood of a recession later this year x HIT should be well - positioned to generate competitive risk adjusted returns as well as investment impacts » Critical need for affordable and workforce housing given the rise in home prices, mortgage rates and rents » Investment team with expertise in sourcing and structuring complex product that respond to the market 23

Our Successful Record of ESG

AFL-CIO HIT

Signatory of United Nations-supported Principles for Responsible Investment (PRI) – 2021 Assessment Report Score of 100%, 98% and 96% for Fixed income sub-categories; and 86% for Investment and Stewardship Policy*

HIT Cycle of Sustainable, Responsible Investment



Pension Plan invests in HIT
HIT finances projects primarily through guaranteed securities
HIT investments provide competitive returns
Construction projects generate family-supporting union jobs, hours of work and benefits
Union workers contribute to pension funds
The HIT Investment Cycle

HIT Among Largest Managers of ESG Mandates (US)

Rank	Manager Name	AUM ($Mil)
1	State Street Global	$74,721
2	Nuveen	$48,634
3	Morgan Stanley Inv. Mgmt.	$48,616
4	Prudential Financial	$36,849
5	Fayez Sarofim	$12,661
6	Legal & General Investment	$10,088
7	American Realty Advisors	$9,977
8	William Blair	$9,704
9	AFL-CIO Housing Investment Trust	$7,107
10	MFS Investment	$3,567

Source: P&I June 6, 2022 - US Institutional tax-exempt assets managed internally as of December 31 , 2021

** You may obtain a copy of HIT's Assessment and Transparency Reports by calling the Marketing and Investor Relations Department at 202-331-8055*

AFL-CIO HOUSING INVESTMENT TRUST
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Important Notice . The information furnished in this report is provided as a courtesy only to assist you in your internal reviews and does not constitute a statement of your account . Unless expressly stated otherwise, the HIT makes no representations, express or implied, as to the accuracy of the information being reported . In accordance with the Investment Company Act of 1940 , as amended, the HIT files numerous reports with the Securities and Exchange Commission, including information on its performance in its annual (audited) and semi - annual (unaudited) reports and its complete schedule of portfolio holdings on Form N - PORT . Performance for Periods Ending [Date] Since Inception [Date] 10 Year 5 Year 3 Year 1 Year [x.xx]% [x.xx]% [x.xx]% [x.xx]% [x.xx]% Net Participant Dollar - Weighted [$xxxxxx] Market Value of Units Held at [Date]: [$xxxxxx] Investments Since Inception: [$xxxxxx] Withdrawals Since Inception: [$xxxxxx] Income Earned Since Inception: [Fund Name] HIT's net performance for the 1 - , 3 - , 5 - , and 10 - year periods ended March 31 , 2023 was - 5 . 46% , - 3 . 32% , 0 . 44% , and 1 . 08% , respectively . The performance data quoted represents past performance and is no guarantee of future results . Investment results and principal value will fluctuate so that units in the HIT, when redeemed, may be worth more or less than the original cost . The HIT’s current performance data may be lower or higher than the performance data quoted . Performance data current to the most recent month - end is available from the HIT’s website at www . aflcio - hit . com . Gross performance figures do not reflect the deduction of HIT expenses . Net performance figures reflect the deduction of HIT expenses and are the performance returns that HIT’s investors obtain . Information about HIT expenses can be found on page 1 of the HIT’s current prospectus . As of March 31 , 2023 , unless otherwise denoted . 25

www.aflcio - hit.com AFL - CIO Housing Investment Trust 1227 25 th Street, NW, Suite 500 Washington, DC 20037 (202) 331 - 8055 [Name, Title Contact information] Investors should consider the HIT’s investment objectives, risks and expenses carefully before investing . Investors may view the HIT’s current prospectus, which contains more complete information, on its website at www . aflcio - hit . com and may obtain a copy from the HIT by calling the Marketing and Investor Relations Department collect at 202 - 331 - 8055 . Investors should read the current prospectus carefully before investing . This document contains forecasts, estimates, opinions, and/or other information that is subjective . Statements concerning economic, financial, or market trends are based on current conditions, which will fluctuate . There is no guarantee that such statements will be applicable under all market conditions, especially during periods of downturn . It should not be considered as investment advice or as a recommendation of any kind . ^ Bloomberg Index Services Limited . BLOOMBERG® is a trademark and service mark of Bloomberg Finance L . P . and its affiliates (collectively “Bloomberg”) . Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices . Bloomberg does not approve or endorse this material or guarantee the accuracy or completeness of any information herein, nor does Bloomberg make any warranty, express or implied, as to the results to be obtained therefrom, and, to the maximum extent allowed by law, Bloomberg shall not have any liability or responsibility for injury or damages arising in connection therewith . 26